Schedule of investments
Delaware Small Cap Growth Fund	December 31, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 98.43%♦
Communication Services — 5.32%
Eventbrite Class A †	279,180	$ 4,868,899
PubMatic Class A †	195,675	6,662,734
		11,531,633
Consumer Discretionary — 22.08%
Crocs †	51,947	6,660,644
Lovesac †	130,217	8,628,178
Malibu Boats Class A †	3,667	252,033
Planet Fitness Class A †	88,019	7,972,761
TopBuild †	27,580	7,609,598
Wingstop	37,460	6,473,088
YETI Holdings †	123,556	10,234,144
		47,830,446
Consumer Staples — 3.61%
Chefs' Warehouse †	50,205	1,671,826
Freshpet †	64,539	6,148,631
		7,820,457
Financials — 4.47%
Trupanion †	73,327	9,681,364
		9,681,364
Healthcare — 31.22%
Butterfly Network †	261,375	1,748,599
Figs Class A †	310,050	8,544,978
Inari Medical †	119,717	10,926,570
Inspire Medical Systems †	46,063	10,597,254
Invitae †	366,166	5,591,355
Novocure †	62,657	4,704,287
Pacira BioSciences †	161,462	9,715,168
Progyny †	201,822	10,161,738
Quanterix †	132,892	5,634,621
		67,624,570
Industrials — 7.85%
AZEK †	237,578	10,985,607
SiteOne Landscape Supply †	24,790	6,006,121
		16,991,728
Information Technology — 23.88%
Ambarella †	13,664	2,772,289
Amplitude Class A †	107,183	5,674,268
Lattice Semiconductor †	120,394	9,277,562
NQ-241 [12/21] 2/22 (2025819)    1

Schedule of investments
Delaware Small Cap Growth Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock♦ (continued)
Information Technology (continued)
nCino †	84,541	$ 4,637,919
Rapid7 †	72,096	8,484,978
Shift4 Payments Class A †	95,290	5,520,150
Sprout Social Class A †	105,085	9,530,159
Varonis Systems †	119,380	5,823,356
		51,720,681
Total Common Stock (cost $204,475,793)		213,200,879

Short-Term Investments — 3.57%
Money Market Mutual Funds — 3.57%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	1,935,440	1,935,440
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	1,935,440	1,935,440
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	1,935,440	1,935,440
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	1,935,441	1,935,441
Total Short-Term Investments (cost $7,741,761)		7,741,761
Total Value of Securities—102.00% (cost $212,217,554)		220,942,640

Liabilities Net of Receivables and Other Assets—(2.00%)		(4,335,456)
Net Assets Applicable to 15,053,419 Shares Outstanding—100.00%		$216,607,184
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs
2    NQ-241 [12/21] 2/22 (2025819)